ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Plutus Financial Group Limited (collectively the “Company”) was incorporated in the Cayman Islands on January 12, 2022 as an investment holding company. The Company conducts its primary operations through its indirectly wholly-owned subsidiaries that are incorporated and domiciled in Hong Kong, namely: 1.) Plutus Securities Limited (“Plutus Securities”) which is licensed with the Securities and Futures Commission of Hong Kong (the “SFC”) to carry out Type 1 (dealing in Securities) regulated activities and mainly offers securities dealings and brokerage services, underwriting and placing services and other financing services; and 2.) Plutus Asset Management Limited (“Plutus AM”) which is licensed with the SFC to carry out Type 4 (advising on securities) and Type 9 (asset management) regulated activities in Hong Kong and mainly offer (i) asset management services and (ii) investment advisory services to customers. The Company holds Plutus Securities and Plutus AM via two wholly-owned subsidiaries, namely Plutus Investment Holdings Group Limited (“Plutus IH Group”) and Plutus Investment Holdings International Limited (“Plutus IH Int’l”), respectively, both of which were incorporated and are domiciled in the British Virgin Islands. During the year, The Company further expanded its business into money lending business, by way of Plutus Financial Holdings Limited acquiring 100% shareholding of Plutus & Guardians Capital Limited incorporated in British Virgin Islands and Plutus & Guardians Capital Limited incorporated in Hong Kong.

The Company generates brokerage commission income by enabling its customers to trade on multiple exchanges around the world; commission income by underwriting and placing securities for its customers; and asset management fee by providing investment advisory services to its customers.

Details of the Company and its subsidiaries are set out in the table as follows:

	Date of	Percentage of effective ownership December 31,		Place of
Name	incorporation	2024	2025	incorporation	Principal activities
Plutus Financial Group Limited	January 12, 2022	N/A	N/A	Cayman Islands	Investment holding
Plutus Investment Holdings Group Limited	February 8, 2022	100%	100%	The British Virgin Islands	Investment holding
Plutus Investment Holdings International Limited	February 8, 2022	100%	100%	The British Virgin Islands	Investment holding
Plutus Securities Limited	April 20, 2018	100%	100%	Hong Kong	Securities dealings and brokerage, underwriting and placing services
Plutus Asset Management Limited	April 20, 2018	100%	100%	Hong Kong	Asset management
Plutus Asset Management Cayman Limited	August 30, 2018	100%	100%	Cayman Islands	Investment holding
One Promise Investment Immigration Consulting Limited	March 4, 2019	100%	100%	Hong Kong	Investment holding
Plutus Financial Holdings Limited	February 11, 2019	100%	100%	The British Virgin Islands	Investment holding
Plutus Financial Investment Limited	May 29, 2023	100%	100%	Hong Kong	Investment holding
Plutus & Guardians Capital Limited	January 10, 2020	-	100%	The British Virgin Islands	Investment holding
Plutus & Guardians Capital Limited	February 25, 2020	-	100%	Hong Kong	Lending business
Coders Merger Sub Limited	July 8, 2025	-	100%	Cayman Islands	Dormant

Reorganization

Pursuant to a group reorganization (“Group Reorganization”) that took place on July 15, 2022 (“Closing Date”), the former sole shareholder of Plutus Securities and Plutus AM, namely Mr. Zhisheng Zhao (“Mr. Zhao”) transferred all the issued shares of Plutus Securities and Plutus AM to Plutus IH Group and Plutus IH Int’l, respectively, which are both wholly-owned by the Company, in consideration of the Company allotting and issuing 12,000,000 ordinary shares to two private companies wholly-owned by Mr. Zhao, credited as fully paid. Following such share exchanges, Plutus Securities and Plutus AM became the Company’s indirectly wholly-owned subsidiaries, whereas Mr. Zhao became the ultimate controlling shareholder of the Company holding the entire issued share capital of the Company.

The Group Reorganization has been accounted for as a reverse acquisition whereby Plutus Securities and Plutus AM are deemed to be the accounting acquirers (legal acquirees) and the Company to be the accounting acquiree (legal acquirer). The financial statements before the Group Reorganization are those of Plutus Securities and Plutus AM on a combined basis with the results of the Company being consolidated from the Closing Date. The equity section and earnings per share of the Company have been retroactively restated to reflect the reverse acquisition and no goodwill has been recorded.

The accompanying consolidated financial statements are presented assuming that the existing group structure was an existence at the beginning of the first period presented.

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS